COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Operating Leases	Annual minimum future rental commitments under these leases, at exchange rates in effect on June 30, 2016, are approximately as follows:
2017	$621
2018	338
2019	39

$998